Risk management and financial instruments - Derivative Narrative (Details) $ in Millions		12 Months Ended
	May 11, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Apr. 26, 2017 USD ($)
Derivative [Line Items]
Total related party liabilities		$ 433	$ 635
Discounted cash flow | Discount rate
Derivative [Line Items]
Senior secured note, yield		37.00%
Discounted cash flow | Discount rate | Secured credit facilities
Derivative [Line Items]
Weighted average cost of capital			0.118
Interest rate cap
Derivative [Line Items]
Purchase of derivative instrument	$ 68
Interest rate cap | LIBOR
Derivative [Line Items]
Capped rate	2.87%
Archer | Convertible bond
Derivative [Line Items]
Total related party liabilities				$ 45